Plan Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in value of investments	$ 1,723,610
Net transfers out of Master Trust	(1,677,265)
Net assets available for benefits at beginning of year	11,792,391
Net assets available for benefits at end of year	11,943,567
Master Trust
EBP, Master Trust [Line Items]
Net appreciation in value of investments	1,735,906
Interest income on notes receivable from participants	101,162
Total investment income	1,837,068
Net assets available for benefits at beginning of year	12,471,555
Net assets available for benefits at end of year	$ 12,631,358